Income Taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	34.00%	34.00%	34.00%	34.00%	34.00%
Income tax (expense) benefit	R$ (145,226)	R$ (46,041)	R$ (350,987)	R$ 2,245,113	R$ 3,379,928
Percentage of tax debts settled in cash			70.00%
Tax loss carryforward period			5 years
Minimum
Operating Loss Carryforwards [Line Items]
Remaining tax debts settled with tax loss carryforwards			30.00%
Corporation Taxes
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%		25.00%
Social Corporation Taxes
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	9.00%		9.00%